Financial instruments, Derivative Financial Instruments (Details) $ in Millions	12 Months Ended	18 Months Ended	30 Months Ended
	Oct. 31, 2019 USD ($) Swap	Oct. 31, 2018 USD ($)	Oct. 31, 2019 USD ($)	Apr. 30, 2017 USD ($)
Derivative Financial Instruments [Abstract]
Number of interest rate swaps | Swap	4
Borrowings	$ 4,670.7	$ 4,845.9	$ 4,670.7
Derivative financial instruments relating to hedging transactions [Abstract]
Carrying amount	(36.5)	0.0	(36.5)
Carrying amount	0.0	$ 86.4	0.0
LIBOR [Member]
Derivative Financial Instruments [Abstract]
Current margin on interest rate		1.00%
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Derivative Financial Instruments [Abstract]
Borrowings	$ 2,486.3	$ 2,580.5	$ 2,486.3	$ 0.0
Current margin on interest rate	0.00%		0.00%
Interest rate percentage	2.50%		2.50%
Derivatives Financial Instruments [Member]
Derivative Financial Instruments [Abstract]
Number of interest rate swaps | Swap	4
Percentage of dollar loan principal outstanding covered by notional value	52.70%
Base interest rate percentage		1.949%
Net interest received for swap	$ 9.9		$ 6.5
Derivative financial instruments relating to hedging transactions [Abstract]
Carrying amount	(36.5)		(36.5)
Carrying amount		$ 86.4
Notional amount	$ 2,250.0	$ 2,250.0	2,250.0
Maturity date	Sep. 30, 2022	Sep. 30, 2022
Change in fair value of outstanding hedging instruments	$ (122.9)	$ 86.4
Change in value of hedging instruments adjusted for credit risk	(121.9)	$ 84.7
Derivatives Financial Instruments [Member] | Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Derivative Financial Instruments [Abstract]
Borrowings	$ 2,486.3		$ 2,486.3
Current margin on interest rate	2.50%		2.50%
Interest rate percentage	4.44%		4.44%